Other receivables and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Schedule of other receivables

Figures in million - SA rand	2019	2018	2017
Right of recovery receivable	186.8	176.8	160.5
Rates and taxes receivable	103.0	106.2	105.6
Pre-paid royalties	392.8	-	-
Other	52.1	66.6	53.1
Total other receivables	734.7	349.6	319.2

Reconciliation of the non-current and current portion of the other receivables:
Other receivables	734.7	349.6	319.2
Current portion of other receivables	(51.2)	(35.2)	(35.2)
Non-current portion of other receivables	683.5	314.4	284.0

Schedule of other payables

Figures in million - SA rand	2019	2018	2017
Deferred Payment (related to Rustenburg operations acquisition)	2,825.6	2,205.9	2,194.7
Contingent consideration (related to SFA (Oxford) acquisition)	55.8	-	-
Right of recovery payable	79.4	83.2	69.3
Deferred consideration (related to Pandora acquisition)	275.9	-	-
Dissenting shareholder liability	-	287.1	1,349.7
Other	212.2	256.3	188.6
Total other payables	3,448.9	2,832.5	3,802.3

Reconciliation of the non-current and current portion of the other payables:
Other payables	3,448.9	2,832.5	3,802.3
Current portion of other payables	(761.4)	(303.3)	(41.9)
Non-current portion of other payables	2,687.5	2,529.2	3,760.4

Schedule of dissenting shareholder liability

Figures in million - SA rand	Note	2019	2018	2017
Balance at the beginning of the year		287.1	1,349.7	-
Interest charge	5	21.2	68.1	62.9
Payments to dissenting shareholders		(319.4)	(1,375.8)	-
Dissenting shareholder liability on acquisition of subsidiary		-	-	1,364.3
Foreign currency translation reserve		11.1	245.1	(77.5)
Balance at end of the year		-	287.1	1,349.7

Pandora Acquisition By Lonmin [Member]
Disclosure of detailed information about business combination [line items]
Schedule of deferred payment/consideration

Figures in million - SA rand	Note	2019	2018	2017
Deferred consideration on acquisition of subsidiary		235.4
Interest charge	5	40.5	-	-
Balance at end of the year		275.9	-	-

Rustenburg Operations Acquisition
Disclosure of detailed information about business combination [line items]
Schedule of deferred payment/consideration

Figures in million - SA rand	Note	2019	2018	2017
Balance at the beginning of the year		2,205.9	2,194.7	1,577.4
Interest charge	5	179.0	200.4	148.2
Payment of Deferred Payment		(283.4)	(38.6)	-
Loss/(gain) on revised estimated cash flows		724.1	(150.6)	469.1
Balance at end of the year		2,825.6	2,205.9	2,194.7